OpenAI Lab Ecosystem ETF Expense Example - OpenAI Lab Ecosystem ETF - NONE or SAME	Aug. 07, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 60
Expense Example, with Redemption, 3 Years	$ 189